Net revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Revenue
Revenue	R$ 23,833,893	R$ 21,530,801	R$ 18,058,027
Gross revenue	33,530,346	29,713,383	25,357,429
Service revenue	31,972,936	28,394,971	24,264,246
Service revenue-Mobile	30,020,711	26,498,745	22,433,225
Service revenue - Landline	1,952,225	1,896,226	1,831,021
Goods sold	1,557,410	1,318,412	1,093,183
Deductions from gross revenue	(9,696,453)	(8,182,582)	(7,299,402)
Taxes	(3,657,281)	(4,471,342)	(4,679,722)
Discounts granted	(6,030,865)	(3,702,129)	(2,610,388)
Returns and other	R$ (8,307)	R$ (9,111)	R$ (9,292)